SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about warrants outstanding [Table Text Block]
		Granted							Remaining
	Opening	during			Closing	Exercise	Exercise period		contractual life
Date of Grant	Balance	period	Exercised	Expired	Balance	Price	(months)	Expiry Date	(months)
29/06/2016	875,000	-	-	-	875,000	$0.18	24	29/06/2018	6
03/02/2017	-	2,000,000	-	-	2,000,000	$0.18	24	03/02/2019	13
28/02/2017	-	750,000	-	-	750,000	$0.18	24	28/02/2019	14
	875,000	2,750,000	-	-	3,625,000